UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—111.1%
New York—88.2%
$495,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%		07/01/2021	$495,129
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,641,418
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,410,548
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	8,746,348
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2027	358,674
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2028	474,480
550,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2029	648,235
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2030	410,266
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2031	407,830
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000		05/01/2032	231,724
445,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	445,837
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,252,543
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	806,868
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,672,686
305,000	Albany, NY Parking Authority	1.232	[2]	11/01/2017	304,585
1,000,000	Amherst, NY Devel. Corp. Student Hsg. (UBF Faculty-Student Hsg. Corp.)[1,3]	5.000		10/01/2045	1,168,770
150,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	150,036
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		11/01/2033	2,678,057
1,235,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250		11/01/2036	1,401,972
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.000		07/15/2026	1,776,570
2,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2028	2,649,127
7,500,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2030	8,730,450
11,605,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2042	12,985,183
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	1,987,586
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	997,916
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)[1]	5.250		07/01/2035	561,845
1,500,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[1]	4.500		06/01/2027	1,627,245
840,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[1]	5.000		06/01/2035	909,586

1        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$300,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000%	07/01/2029	$355,707
150,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2030	177,037
210,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2031	246,634
245,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2032	286,050
2,100,000	Build NYC Resource Corp. (Chapin School)[1]	5.000	11/01/2026	2,628,381
880,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2032	1,037,995
1,500,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2036	1,735,890
2,885,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2047	3,314,980
1,100,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000	07/01/2026	1,280,708
500,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000	07/01/2030	568,085
1,500,000	Build NYC Resource Corp. (Pratt Paper)[1]	4.500	01/01/2025	1,625,715
3,250,000	Build NYC Resource Corp. (Pratt Paper)[1]	5.000	01/01/2035	3,501,517
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	945,854
2,730,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1,3]	5.750	11/01/2030	2,757,764
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000	05/01/2040	1,100,520
510,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2030	581,058
540,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2031	610,745
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2034	217,880
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2039	269,600
360,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450	09/15/2019	360,454
95,000	Chautauqua, NY Utility District[1]	5.000	06/01/2023	95,200
105,000	Chautauqua, NY Utility District[1]	5.000	06/01/2025	105,198
555,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850	07/01/2023	556,632
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000	07/01/2033	1,517,788
845,000	Clifton Springs, NY Hospital & Clinic[1]	8.000	01/01/2020	847,003
2,335,000	Dutchess County, NY IDA (Marist College)[1]	5.000	07/01/2036	2,689,033
3,680,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2027	4,399,366
1,255,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	1,466,442
1,195,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2044	1,317,057
11,575,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2046	12,966,662
2,715,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2035	3,103,299

2        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$650,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/ VBHosp Obligated Group)[1]	5.750%		07/01/2040	$714,824
840,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000		07/01/2034	998,348
840,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000		07/01/2036	991,267
1,205,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000		07/01/2037	1,418,622
2,535,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000		07/01/2042	2,958,598
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.392	[2]	06/01/2027	797,500
1,780,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	1,782,510
2,470,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	2,476,224
2,365,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,384,488
10,000,000	Erie County, NY IDA (Buffalo City School District)[1]	5.000		05/01/2030	12,015,300
2,665,000	Erie County, NY IDA (Global Concepts Charter School)[1,3]	6.250		10/01/2037	2,722,964
715,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	716,215
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.190	[2]	06/01/2055	9,293,369
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.645	[2]	06/01/2060	23,603,200
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,552,740
300,000	Franklin County, NY Solid Waste Management Authority[1]	5.000		06/01/2025	332,721
55,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000		12/01/2032	55,041
100,000	Glens Falls, NY GO1	6.000		02/01/2040	101,742
475,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2029	560,543
1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2029	1,898,747
425,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2030	499,562
390,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2031	455,169
700,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2032	812,476
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2034	1,637,070
730,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2035	834,069
570,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000		07/01/2036	648,706

3        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$420,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000%	07/01/2038	$476,868
1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2039	1,350,162
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2044	1,073,930
26,500,000	Hudson Yards, NY Infrastructure Corp.[4]	5.000	02/15/2042	30,850,505
10,000,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2045	11,606,200
20,720,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	23,864,882
13,730,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	15,726,617
3,400,000	L.I., NY Power Authority, Series A1	5.000	05/01/2036	3,774,816
29,735,000	L.I., NY Power Authority, Series A1	5.000	09/01/2037	32,837,847
12,315,000	L.I., NY Power Authority, Series A1	5.000	09/01/2039	13,975,678
20,000,000	L.I., NY Power Authority, Series A1	5.000	09/01/2042	22,029,000
14,530,000	L.I., NY Power Authority, Series A1	5.000	09/01/2044	16,421,225
10,475,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	11,110,623
5,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2030	5,974,850
6,280,000	L.I., NY Power Authority, Series B1	5.000	09/01/2035	7,299,370
3,750,000	L.I., NY Power Authority, Series B1	5.000	09/01/2036	4,345,912
12,335,000	L.I., NY Power Authority, Series B1	5.000	09/01/2041	14,253,339
1,900,000	L.I., NY Power Authority, Series B1	5.750	04/01/2033	2,036,002
435,000	Lockport City, NY GO1	5.000	10/15/2020	471,009
455,000	Lockport City, NY GO1	5.000	10/15/2021	502,466
480,000	Lockport City, NY GO1	5.000	10/15/2022	536,856
505,000	Lockport City, NY GO1	5.000	10/15/2023	569,595
530,000	Lockport City, NY GO1	5.000	10/15/2024	599,631
100,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2033	102,767
2,300,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500	12/01/2042	2,304,094
5,000,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2046	5,571,400
800,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2027	998,720
1,200,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2028	1,483,968
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2029	1,840,935
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2030	1,184,990
2,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2030	2,441,760
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2031	1,765,665
1,520,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2031	1,840,735
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2032	1,204,390

4        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000%		05/01/2033	$1,196,880
180,000	Monroe County, NY IDA (University of Rochester)[1]	5.000		07/01/2028	217,390
100,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	99,990
2,785,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,746,177
375,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000		07/01/2034	426,536
890,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000		01/15/2038	991,371
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	933,410
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	549,095
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	2,008,047
50,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000		12/01/2037	54,605
2,010,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000		12/01/2042	2,176,126
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000		06/01/2029	579,530
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000		06/01/2044	1,702,769
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.500		06/01/2034	1,128,202
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	951,396
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,674,101
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	17,178,968
1,500,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000		07/01/2032	1,773,270
1,000,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000		07/01/2033	1,175,990
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.699	[2]	06/01/2061	18,219,500
802,824	Municipal Assistance Corp. for Troy, NY	5.732	[2]	07/15/2021	756,132
1,218,573	Municipal Assistance Corp. for Troy, NY	5.740	[2]	01/15/2022	1,138,671
4,025,000	Nassau County, NY GO1	5.000		04/01/2030	4,664,371
6,475,000	Nassau County, NY GO1	5.000		04/01/2031	7,466,517
7,045,000	Nassau County, NY GO1	5.000		04/01/2032	8,142,188
1,000,000	Nassau County, NY GO1	5.000		01/01/2038	1,134,290
240,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	240,276
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[5]	2.000		01/01/2049	350,347
5,823,750	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2049	5,925,840

5        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,425,000	Nassau County, NY IDA (CSMR)[1]	5.950%		11/01/2022	$2,427,789
260,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	260,299
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,671,537
255,000	Nassau County, NY IDA (Life’s WORCA)[1,3]	5.950		11/01/2022	255,293
380,000	Nassau County, NY IDA (PLUS Group Home)[1,3]	6.150		11/01/2022	382,044
220,000	Nassau County, NY IDA, Series A-A1	6.000		06/01/2021	220,077
290,000	Nassau County, NY IDA, Series A-C1	6.000		06/01/2021	290,101
315,000	Nassau County, NY IDA, Series A-D1	6.000		06/01/2021	315,110
300,000	Nassau County, NY Local Economic Assistance Corp. (CHSLI / SCOSMC / CHS / SANC / SAR / SJRNC / SJR / VMNRC / CHFTEH / VMHCS / CHHSB Obligated Group)[1]	5.000		07/01/2033	335,847
1,055,215,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.644	[2]	06/01/2060	15,448,348
105,975,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.219	[2]	06/01/2046	6,466,594
40,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.349	[2]	06/01/2060	156,800
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,681,414
500,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	500,870
500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2035	547,050
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2042	925,013
280,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2021	312,077
1,570,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	1,762,372
5,135,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	5,234,105
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	19,181,348
3,550,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	3,618,515
9,025,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	9,039,169
25,000	NY Counties Tobacco Trust III (TASC)[1]	6.000		06/01/2043	25,482
66,335,000	NY Counties Tobacco Trust IV	4.900	[2]	06/01/2050	7,178,774
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	6,825,140
154,690,000	NY Counties Tobacco Trust IV	5.391	[2]	06/01/2055	10,003,802
608,700,000	NY Counties Tobacco Trust IV	5.822	[2]	06/01/2060	19,849,707
253,390,000	NY Counties Tobacco Trust V	5.343	[2]	06/01/2050	21,667,379
1,790,900,000	NY Counties Tobacco Trust V	6.732	[2]	06/01/2060	14,130,201
643,195,000	NY Counties Tobacco Trust V	6.845	[2]	06/01/2055	15,185,834
24,895,000	NY Counties Tobacco Trust VI1	5.625		06/01/2035	27,694,194
47,920,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	53,724,070
3,285,000	NY Counties Tobacco Trust VI1	6.000		06/01/2043	3,642,342
1,195,000	NY Counties Tobacco Trust VI1	6.250		06/01/2025	1,297,674
3,005,000	NY Counties Tobacco Trust VI1	6.450		06/01/2040	3,503,710
1,000,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000		06/01/2036	1,092,540

6        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$870,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000%	06/01/2041	$931,004
3,400,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2045	3,594,548
6,375,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2051	6,575,494
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[4]	5.625	01/15/2046	68,492,036
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125	01/15/2044	16,161,450
10,000,000	NY MTA[1]	5.000	11/15/2029	12,236,800
1,480,000	NY MTA[1]	5.000	11/15/2036	1,756,346
25,000,000	NY MTA[4]	5.000	11/15/2036	29,667,933
5,500,000	NY MTA[1]	5.250	11/15/2029	6,722,650
23,860,000	NY MTA[4]	5.250	11/15/2056	27,772,746
11,000,000	NY MTA (Green Bond)[1]	5.000	11/15/2034	13,271,830
11,230,000	NY MTA (Green Bond)[1]	5.000	11/15/2047	13,125,287
21,000,000	NY MTA (Green Bond)[4]	5.250	11/15/2057	24,934,980
3,570,000	NY MTA (Green Bond)[1]	5.250	11/15/2057	4,238,947
60,605,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	67,908,509
795,000	NY MTA, Series A1	5.000	11/15/2025	917,255
500,000	NY MTA, Series A1	5.000	11/15/2026	584,630
500,000	NY MTA, Series A1	5.000	11/15/2027	583,755
6,800,000	NY MTA, Series A1	5.250	11/15/2038	7,767,776
5,000,000	NY MTA, Series B1	5.000	11/15/2037	5,823,500
5,135,000	NY MTA, Series B1	5.250	11/15/2039	6,002,661
9,000,000	NY MTA, Series B1	5.250	11/15/2055	10,383,660
4,000,000	NY MTA, Series C1	5.000	11/15/2038	4,564,680
8,385,000	NY MTA, Series D1	5.000	11/15/2023	8,429,189
2,525,000	NY MTA, Series D1	5.000	11/15/2024	2,538,711
3,390,000	NY MTA, Series D1	5.000	11/15/2026	3,937,112
27,675,000	NY MTA, Series D1	5.000	11/15/2030	31,935,289
2,150,000	NY MTA, Series D1	5.000	11/15/2032	2,481,250
1,375,000	NY MTA, Series D1	5.250	11/15/2026	1,647,071
585,000	NY MTA, Series D1	5.250	11/15/2027	699,999
690,000	NY MTA, Series D1	5.250	11/15/2028	821,238
1,100,000	NY MTA, Series D1	5.250	11/15/2029	1,304,325
1,100,000	NY MTA, Series D1	5.250	11/15/2030	1,316,150
1,100,000	NY MTA, Series D1	5.250	11/15/2031	1,312,883
1,100,000	NY MTA, Series D1	5.250	11/15/2032	1,307,284
1,100,000	NY MTA, Series D1	5.250	11/15/2033	1,301,707
1,225,000	NY MTA, Series D1	5.250	11/15/2034	1,370,518
8,000,000	NY MTA, Series D-1[1]	5.000	11/01/2027	9,267,440
3,500,000	NY MTA, Series D-1[1]	5.000	11/01/2028	4,047,120
10,000,000	NY MTA, Series D-1[1]	5.000	11/15/2033	11,844,400
4,580,000	NY MTA, Series F1	5.000	11/15/2025	5,328,922
36,670,000	NY MTA, Series F1	5.000	11/15/2030	42,314,980
3,000,000	NY MTA, Series H1	5.000	11/15/2025	3,490,560
2,100,000	NY MTA, Series H1	5.000	11/15/2033	2,423,547
400,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	469,008
3,200,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	3,726,560
12,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	15,310,375

7        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,180,000	NY Triborough Bridge & Tunnel Authority[1]	5.000%		11/15/2032	$5,061,186
4,350,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2033	5,234,007
2,790,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2034	3,341,220
9,740,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2035	11,627,807
12,450,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2036	14,793,339
12,260,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	14,533,372
4,455,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	5,281,091
1,515,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2038	1,787,518
9,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2038	10,736,908
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2041	11,617,300
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2046	4,623,760
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2047	5,826,100
4,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2041	4,437,560
154,040,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2045	161,495,536
22,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2048	22,627,440
8,000,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2034	9,639,920
5,000,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2035	6,020,600
1,750,000	NY Utility Debt Securitization Authority[1]	5.000		12/15/2035	2,102,573
3,000,000	NYC GO1	5.000		08/01/2029	3,474,090
5,000,000	NYC GO1	5.000		08/01/2029	5,729,300
2,500,000	NYC GO1	5.000		10/01/2029	2,904,700
4,000,000	NYC GO1	5.000		08/01/2030	4,827,560
350,000	NYC GO1	5.000		10/01/2030	407,848
3,300,000	NYC GO1	5.000		10/01/2033	3,831,630
10,495,000	NYC GO1	5.000		06/01/2034	12,244,307
10,000,000	NYC GO4	5.000		10/01/2034	11,295,400
1,915,000	NYC GO1	5.000		10/01/2034	2,223,506
10,000,000	NYC GO1	5.000		06/01/2035	11,583,900
3,800,000	NYC GO1	5.000		08/01/2035	4,265,804
1,340,000	NYC GO1	5.000		05/15/2036	1,423,214
1,300,000	NYC GO1	5.000		08/01/2037	1,521,416
4,000,000	NYC GO1	5.000		08/01/2038	4,677,840
5,200,000	NYC GO1	5.000		12/01/2038	6,110,364
18,815,000	NYC GO1	5.000		12/01/2041	21,976,484
2,865,000	NYC GO4	5.250		03/01/2021	3,038,361
17,135,000	NYC GO4	5.250		03/01/2021	18,171,839
250,000	NYC GO1	5.250		09/01/2025	259,750
230,000	NYC GO	5.250		06/01/2027	230,812
5,000,000	NYC GO1,3	5.250		10/01/2031	6,249,500
5,000,000	NYC GO1,3	5.250		10/01/2032	6,219,350
7,040,000	NYC GO1,3	5.250		10/01/2033	8,707,635
5,000	NYC GO1	5.320	[6]	01/15/2028	5,018
380,000	NYC GO	5.375		06/01/2032	381,410
2,955,000	NYC GO1	5.500		04/01/2022	3,154,699
10,000	NYC GO	5.500		11/15/2037	10,038
45,000	NYC GO1	6.250		12/15/2031	47,855
5,000	NYC GO1	7.750		08/15/2028	5,126

8        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,475,000	NYC GO Tender Option Bond Series 2015-XF2142 Trust[7]	14.889%[8]		05/15/2031	$1,845,122
875,000	NYC GO Tender Option Bond Series 2015-XF2142-2 Trust[7]	15.677	[8]	05/15/2033	1,092,350
5,395,000	NYC GO Tender Option Bond Series 2015-XF2142-3 Trust[7]	15.673	[8]	05/15/2036	6,734,794
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	911,413
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	787,488
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,688,584
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,146,476
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350		05/01/2041	1,231,573
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,739,855
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2046	2,701,506
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500		11/01/2034	3,223,610
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550		11/01/2039	25,861
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550		11/01/2039	2,937,866
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700		11/01/2046	11,328,919
840,000	NYC IDA (Allied Metal)[1]	7.125		12/01/2027	829,450
1,370,000	NYC IDA (Amboy Properties)[1]	6.750		06/01/2020	1,359,369
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650		10/01/2028	88,012,407
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750		10/01/2036	132,409,687
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200		10/01/2022	21,745,806
11,785,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375		08/01/2027	11,079,903
3,100,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375		08/01/2027	2,914,527
280,000	NYC IDA (Community Resource Center for the Developmentally Disabled)[1]	5.250		07/01/2022	271,093
1,370,000	NYC IDA (Comprehensive Care Management)[1]	6.000		05/01/2026	1,399,578
3,100,000	NYC IDA (Comprehensive Care Management)[1]	6.125		11/01/2035	3,104,030
1,160,000	NYC IDA (Comprehensive Care Management)[1]	6.375		11/01/2028	1,161,926
2,935,000	NYC IDA (Comprehensive Care Management)[1]	6.375		11/01/2028	2,940,048
195,000	NYC IDA (Cool Wind Ventilation)[1]	5.450		11/01/2017	194,955
220,000	NYC IDA (Cool Wind Ventilation)[1]	5.450		11/01/2017	219,949
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075		11/01/2027	5,467,947
205,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)[1]	4.750		07/01/2020	202,185
1,620,000	NYC IDA (Gourmet Boutique)[1,3]	10.000		05/01/2021	1,330,911
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750		12/01/2036	7,280,086
400,000	NYC IDA (Independent Living Assoc.)[1]	6.200		07/01/2020	400,172
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375		11/01/2038	9,461,994
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375		11/01/2038	1,954,276
11,780,000	NYC IDA (MediSys Health Network)[1]	6.250		03/15/2024	11,780,825
1,515,000	NYC IDA (Sahadi Fine Foods)[1]	6.750		11/01/2019	1,515,515
325,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650		07/01/2023	325,114

9        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$8,400,000	NYC IDA (The Child School)[1]	7.550%	06/01/2033	$8,414,952
3,145,000	NYC IDA (Therapy & Learning Center)[1]	8.250	09/01/2031	3,146,101
5,000,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[1]	5.000	07/01/2034	5,533,450
545,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	542,406
6,800,000	NYC IDA (Yankee Stadium)[1,9]	2.568	03/01/2022	6,804,760
170,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	170,408
220,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2036	223,139
18,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	18,211,778
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	17,871,975
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	24,373,390
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	9,847,685
4,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	4,792,480
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	5,858,700
9,655,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	11,273,757
20,515,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2037	24,366,896
50,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2037	51,475
285,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2037	293,071
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	11,821,600
15,440,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	18,235,412
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	11,598,600
35,000,000	NYC Municipal Water Finance Authority[1,3]	5.000	06/15/2046	40,807,200
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2047	7,006,560
665,000	NYC Municipal Water Finance Authority[1]	5.125	06/15/2030	684,711
7,525,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	8,048,966
7,405,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2044	8,453,992
5,485,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2047	6,583,975
21,570,000	NYC Municipal Water Finance Authority[4]	5.375	06/15/2043	24,241,226
31,750,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2043	35,827,638
900,000	NYC Municipal Water Finance Authority[1]	5.625	06/15/2027	930,744
4,825,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	4,995,998
700,000	NYC Transitional Finance Authority[1]	5.125	01/15/2034	736,239
650,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	780,072
3,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	3,566,100
8,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2034	9,328,000
6,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2034	7,516,210
5,065,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	5,853,215
5,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	5,931,700
5,405,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	6,298,122
6,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2036	6,973,080
25,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.000	07/15/2037	28,510,000
5,410,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	6,035,017
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	11,506,100
10,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	11,984,385
4,165,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	4,782,378
15,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.250	07/15/2037	16,934,400
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,795,727
13,105,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2029	16,070,661

10        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	02/01/2030	$11,992,300
20,335,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2030	23,650,318
15,210,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2030	18,532,777
12,975,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2031	15,712,855
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2032	5,939,450
9,020,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2032	10,863,598
5,180,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2033	6,199,838
15,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2034	17,161,800
8,190,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	9,260,679
9,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2036	11,544,397
3,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2038	3,498,180
16,610,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2039	19,415,595
7,310,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2039	8,573,460
2,388,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2040	2,762,749
34,035,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2040	39,461,764
15,245,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2040	17,737,710
5,695,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2041	6,516,675
11,265,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2043	13,087,790
30,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2043	34,854,300
2,105,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	2,380,313
295,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	334,810
4,275,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2035	4,805,271
3,300,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2035	3,742,992
2,115,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2030	2,396,316
2,500,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2031	2,811,450
6,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2040	7,977,122
4,220,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2041	4,889,419
4,500,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2045	5,144,715
13,300,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2046	15,318,009
4,900,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	4,914,798
11,920,000	NYS DA (ALIA-PSCH)[1]	5.350	12/01/2035	11,947,297
5,000,000	NYS DA (ALIA-PSCH)[1]	6.175	12/01/2031	5,011,950
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	945,506
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2028	941,877
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	475,464
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	474,957
260,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	281,793
500,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	541,910
25,000	NYS DA (City University)[1]	5.250	07/01/2030	30,553
1,115,000	NYS DA (Columbia University)[1]	5.000	07/01/2038	1,150,323
115,000	NYS DA (Columbia University)[1]	5.000	10/01/2045	152,842
300,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2034	322,125
200,000	NYS DA (Fordham University)[1]	5.000	07/01/2030	232,720
285,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	293,906
1,200,000	NYS DA (Fordham University)[1]	5.000	07/01/2041	1,379,556

11        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000%	07/01/2034	$170,171
2,800,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2040	3,125,248
5,400,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	6,249,420
3,000,000	NYS DA (Iona College)[1]	5.000	07/01/2032	3,221,250
10,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	10,032
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2029	894,262
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,125,850
2,100,000	NYS DA (New School)[1]	5.000	07/01/2040	2,408,931
1,515,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.000	05/01/2033	1,744,765
11,500,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.250	05/01/2034	13,134,035
2,475,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	2,835,781
10,000,000	NYS DA (NYU)[1]	5.000	07/01/2033	11,868,100
2,500,000	NYS DA (NYU)[1]	5.000	07/01/2035	2,945,600
5,890,000	NYS DA (NYU)[1]	5.000	07/01/2045	6,734,508
3,200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2029	3,611,808
1,900,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2030	2,132,731
1,200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2032	1,335,096
1,700,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2033	1,881,152
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2035	1,425,216
800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2036	873,672
800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2037	872,992
1,000,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2034	1,129,260
500,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2046	565,780
30,000,000	NYS DA (Sales Tax)[4]	5.000	03/15/1938	35,424,600
39,540,000	NYS DA (Sales Tax)[4]	5.000	03/15/2033	47,255,747
39,995,000	NYS DA (Sales Tax)[4]	5.000	03/15/2033	47,799,534
10,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2034	11,942,700
6,850,000	NYS DA (Sales Tax)[1]	5.000	03/15/2038	8,088,617
13,065,000	NYS DA (Sales Tax)[1]	5.000	03/15/2039	15,379,987
2,970,000	NYS DA (Sales Tax)[1]	5.000	03/15/2041	3,482,800
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	1,861,353
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	2,816,608
245,000	NYS DA (Siena College)[1]	5.125	07/01/2039	262,451
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	2,704,192
270,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	309,209
10,750,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	12,226,835
400,000	NYS DA (St. John’s University)[1]	5.000	07/01/2034	461,852
42,600,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	45,895,962
855,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2026	871,151

12        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000%		02/15/2028	$6,171,450
12,215,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2029	14,939,311
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2031	11,970,100
8,750,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2032	10,495,450
23,435,000	NYS DA (State Personal Income Tax Authority)[4]	5.000		02/15/2033	27,497,501
14,230,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2034	16,822,564
15,915,000	NYS DA (State Personal Income Tax Authority)[4]	5.000		03/15/2034	17,838,295
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2036	5,909,100
2,145,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2037	2,516,321
9,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2039	10,462,050
27,995,000	NYS DA (State Personal Income Tax Authority)[4]	5.000		02/15/2040	32,847,985
1,585,000	NYS DA (State University of New York)[1]	5.000		07/01/2035	1,739,141
6,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2038	6,181,020
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2040	3,277,230
4,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2045	4,567,560
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,545,440
5,000,000	NYS DA (The New School)[1]	4.000		07/01/2043	5,191,950
1,545,000	NYS DA (The New School)[1]	5.000		07/01/2030	1,830,779
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	4,898,359
3,490,000	NYS DA (The New School)[1]	5.000		07/01/2035	4,038,070
2,490,000	NYS DA (The New School)[1]	5.000		07/01/2036	2,872,340
3,735,000	NYS DA (The New School)[1]	5.000		07/01/2037	4,302,010
2,905,000	NYS DA (The New School)[1]	5.000		07/01/2041	3,328,404
3,300,000	NYS DA (The New School)[1]	5.000		07/01/2046	3,755,433
4,375,000	NYS DA (Touro College and University System)[1]	5.500		01/01/2039	4,847,150
20,000	NYS DA (UCPHCAS / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)[1]	5.000		07/01/2034	20,065
25,010,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[1]	5.375		09/01/2050	25,201,827
865,000	NYS DA (University of Rochester)[1]	5.750	[6]	07/01/2039	935,991
135,000	NYS DA (University of Rochester)[1]	5.750	[6]	07/01/2039	144,890
2,785,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	2,814,354
100,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	107,463
615,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	661,629
5,220,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	5,259,724
1,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2032	1,202,380
1,575,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2035	1,869,242
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2037	1,445,506
19,030,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2046	22,461,109
28,670,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	3.088	[10]	12/01/2023	28,670,000
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,065,560
600,000	NYS HFA (Affordable Hsg.)[1]	5.200		11/01/2030	607,146
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,367,578
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,231,526
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450		11/01/2029	1,135,577
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	158,454

13        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$45,000	NYS HFA (Children’s Rescue)[3]	7.625%	05/01/2018	$45,004
870,000	NYS HFA (Friendship)[1]	5.100	08/15/2041	870,800
965,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	965,888
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000	02/15/2039	151,065
125,000	NYS HFA (Horizons at Wawayanda)[1]	5.150	11/01/2040	125,148
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375	02/15/2035	2,082,600
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650	02/15/2034	1,712,599
310,000	NYS HFA (Tiffany Gardens)[1]	5.125	08/15/2037	311,807
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	1,131,420
21,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	24,266,970
31,875,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250	10/01/2035	40,867,256
4,690,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.500	10/01/2037	6,208,575
16,700,000	NYS Power Authority[1]	5.000	11/15/2047	16,784,335
3,250,000	NYS Thruway Authority[1]	5.000	01/01/2026	3,282,273
7,650,000	NYS Thruway Authority[1]	5.000	01/01/2032	8,688,717
37,465,000	NYS Thruway Authority[1]	5.000	01/01/2046	42,350,811
26,725,000	NYS Thruway Authority[1]	5.250	01/01/2056	30,962,516
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000	04/01/2029	2,304,820
5,625,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000	07/01/2035	5,868,394
3,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000	07/01/2036	3,640,665
36,250,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2041	40,045,013
20,345,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2046	22,394,555
72,290,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250	01/01/2050	80,514,433
6,165,000	NYS UDC (Service Contract)[1]	5.000	01/01/2023	6,228,808
5,975,000	NYS UDC (Service Contract)[1]	5.000	01/01/2024	6,036,662
10,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2025	12,195,000
20,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2026	24,648,800
2,860,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2027	3,509,792
4,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2035	4,685,120
10,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2035	11,865,900
65,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	4.625	09/15/2030	62,574
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000	09/15/2035	830,116
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2030	1,195,677
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2037	1,123,251
1,300,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2033	1,514,058
840,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2034	973,762

14        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,150,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000%	05/01/2037	$1,320,764
650,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2040	742,476
1,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2032	1,073,750
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375	07/01/2040	2,146,020
3,465,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.250	12/01/2041	3,941,576
1,320,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2037	1,400,045
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2042	1,515,590
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2021	1,720,076
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	6,351,079
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	2,240,342
3,205,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	3,324,803
2,000,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2035	2,039,640
8,065,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2045	8,139,117
6,400,000	Oyster Bay, NY GO1	3.500	06/01/2018	6,467,392
26,615,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	27,479,988
32,175,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	33,220,688
1,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000	12/01/2036	1,119,150
345,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	358,800
16,800,000	Port Authority NY/NJ (KIAC)[1,3]	6.750	10/01/2019	17,077,536
82,000,000	Port Authority NY/NJ, 151st Series[1]	5.750	03/15/2035	83,612,120
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000	09/15/2028	15,342,750
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250	11/01/2035	104,199,978
13,715,000	Port Authority NY/NJ, 152nd Series[1]	5.250	05/01/2038	14,019,062
1,200,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	1,232,724
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750	11/01/2030	23,113,575
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000	10/15/2031	16,505,946
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000	07/15/2039	22,209,181
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000	01/15/2041	23,871,958
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250	07/15/2036	16,850,700
2,720,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2036	3,051,378
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2034	446,336
8,340,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2033	9,591,834

15        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$9,170,000	Port Authority NY/NJ, 186th Series[1]	5.000%		10/15/2034	$10,539,998
7,000,000	Port Authority NY/NJ, 197th Series[1]	5.000		11/15/2035	8,122,520
5,550,000	Port Authority NY/NJ, 197th Series[1]	5.000		11/15/2036	6,415,967
10,000,000	Port Authority NY/NJ, 197th Series[1]	5.000		11/15/2041	11,440,200
28,000,000	Port Authority NY/NJ, 198th Series[4]	5.250		11/15/2056	32,847,012
3,000,000	Port Authority NY/NJ, 200th Series[1]	5.000		10/15/2047	3,494,730
100,000	Poughkeepsie, NY GO1	4.400		06/01/2024	100,217
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000		08/01/2032	2,762,080
2,525,000	Ramapo, NY Local Devel. Corp.[1]	5.000		03/15/2033	2,645,215
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375		12/01/2036	1,502,790
980,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900		07/01/2021	980,196
8,525,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	8,689,533
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	13,347,734
300,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.632	[2]	08/15/2060	8,646,000
10,720,000	Schenectady County, NY Capital Resource Corp. (Union College)[1]	5.000		01/01/2047	12,328,858
1,075,000	SONYMA, Series 196[1]	1.250		04/01/2019	1,072,205
1,095,000	SONYMA, Series 196[1]	1.350		10/01/2019	1,091,868
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000		09/01/2041	1,647,244
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375		09/01/2041	5,395,989
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000		09/01/2034	597,511
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250		12/01/2029	4,035,136
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2030	1,445,734
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2031	1,525,080
540,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000		07/01/2036	619,904
205,000	Suffern, NY GO1	5.000		03/15/2020	218,471
21,405,000	Suffolk County, NY Economic Devel. Corp. (CHSLI / CHFTEH / SANC / SAR / SJRNC / SJR / VMNRC / VMHCS / CHHSB / CHS / SCOSMC Obligated Group)[1]	5.000		07/01/2028	23,452,174
3,670,000	Suffolk County, NY Economic Devel. Corp. (CHSLI / CHFTEH / SANC / SAR / SJRNC / SJR / VMNRC / VMHCS / CHHSB / CHS / SCOSMC Obligated Group)[1]	5.000		07/01/2028	4,187,837
735,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750		06/01/2027	746,914

16        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,200,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375%		12/01/2040	$4,359,642
245,000	Suffolk County, NY IDA (ACLD)[1]	6.000		12/01/2019	245,390
890,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950		10/01/2021	897,894
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500		11/01/2037	850,898
1,210,000	Suffolk County, NY IDA (ALIA-DDI)[1,3]	5.950		10/01/2021	1,220,733
345,000	Suffolk County, NY IDA (ALIA-FREE)[1,3]	5.950		10/01/2021	348,060
245,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	5.950		10/01/2021	247,173
360,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950		11/01/2022	363,524
300,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	6.000		10/01/2031	302,748
250,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1,3]	5.950		11/01/2022	252,448
825,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1,3]	5.950		10/01/2021	832,318
235,000	Suffolk County, NY IDA (ALIA-WORCA)[1,3]	5.950		11/01/2022	237,301
35,000	Suffolk County, NY IDA (DDI)[1]	6.000		12/01/2019	35,056
130,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	122,174
80,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		12/01/2019	80,127
155,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		10/01/2020	155,304
18,380,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	18,382,022
40,000	Suffolk County, NY IDA (Suffolk Hotels)[1,3]	6.000		10/01/2020	40,078
540,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	540,859
350,000	Suffolk County, NY IDA (WORCA)[1,3]	6.000		10/01/2020	350,686
9,130,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	9,212,627
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625	[6]	06/01/2044	126,042,325
227,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996	[2]	06/01/2048	17,124,418
3,780,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	3,446,680
13,865,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	12,642,384
40,865,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	37,261,524
5,830,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	5,315,911
5,760,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350		11/01/2049	5,252,832
5,750,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2033	6,540,108
13,875,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2035	15,662,933
3,800,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	4,275,000
820,000	Syracuse, NY IDA (James Square)	2.552	[2]	08/01/2025	479,798
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	24,607,487
945,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.125		09/01/2040	1,034,132
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	185,612
6,245,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	6,794,435
7,681,344	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2044	8,185,931
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125		11/01/2041	1,830,526
1,040,000	Westchester County, NY IDA (Clearview School)[1]	7.250		01/01/2035	1,041,872

17        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,165,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000%		06/01/2030	$2,283,296
2,190,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000		06/01/2031	2,296,281
1,500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[1]	5.000		06/01/2030	1,513,935
13,730,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[1]	5.000		11/01/2046	14,937,416
22,325,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	22,681,307
3,080,000	White Plains, NY City School District[1]	5.000		06/15/2019	3,293,506
1,525,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625		11/01/2019	1,520,242
1,275,000	Yonkers, NY IDA (Philipsburg Hall Associates)[1]	7.500		11/01/2030	1,171,049
155,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	155,198
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,193,859
					4,911,389,180

U.S. Possessions—22.9%
1,830,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2022	2,057,286
3,840,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	4,372,262
3,600,000	Guam Government Business Privilege[1]	5.000		01/01/2031	3,801,384
6,000,000	Guam Government Business Privilege[1]	5.000		01/01/2032	6,318,660
1,735,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250		07/01/2025	1,988,275
345,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	359,114
1,230,000	Guam Power Authority, Series A1	5.000		10/01/2023	1,399,273
1,560,000	Guam Power Authority, Series A1	5.000		10/01/2024	1,765,561
2,790,000	Guam Power Authority, Series A1	5.000		10/01/2030	3,133,365
1,145,000	Northern Mariana Islands Commonwealth, Series A1,3	5.000		10/01/2022	1,099,841
25,530,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	22,353,813
6,355,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	5,576,449
12,360,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	11,992,661
1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	1,424,280
49,000,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.125		07/01/2047	49,788,410
10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2024	7,587,500
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,169,563
50,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	39,202,868
30,135,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	23,108,121
15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	11,366,982
50,200,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[6]	07/01/2024	39,090,740
68,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.664	[2]	05/15/2050	7,753,515
3,244,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.622	[2]	05/15/2057	131,287,845
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.372	[2]	05/15/2057	72,422,176
2,000,000	Puerto Rico Commonwealth GO5	5.000		07/01/2033	917,500
13,300,000	Puerto Rico Commonwealth GO5	5.125		07/01/2031	6,101,375

18        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$3,315,000	Puerto Rico Commonwealth GO, FGIC[12]	5.125%	07/01/2031	$2,519,400
2,200,000	Puerto Rico Commonwealth GO5	5.250	07/01/2026	1,009,250
2,920,000	Puerto Rico Commonwealth GO5	5.250	07/01/2030	1,339,550
14,500,000	Puerto Rico Commonwealth GO5	5.250	07/01/2031	6,651,875
2,500,000	Puerto Rico Commonwealth GO5	5.250	07/01/2032	1,146,875
10,230,000	Puerto Rico Commonwealth GO5	5.250	07/01/2034	4,693,012
4,965,000	Puerto Rico Commonwealth GO5	5.250	07/01/2037	2,277,694
5,000,000	Puerto Rico Commonwealth GO5	5.375	07/01/2033	2,293,750
1,000,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	458,750
7,850,000	Puerto Rico Commonwealth GO, FGIC[12]	5.500	07/01/2029	5,966,000
76,300,000	Puerto Rico Commonwealth GO5	5.500	07/01/2032	35,002,625
3,205,000	Puerto Rico Commonwealth GO5	5.625	07/01/2033	1,470,294
5,000,000	Puerto Rico Commonwealth GO5	5.750	07/01/2028	2,293,750
30,000,000	Puerto Rico Commonwealth GO5	5.750	07/01/2036	13,762,500
770,000	Puerto Rico Commonwealth GO5	5.875	07/01/2036	353,237
1,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2028	458,750
1,270,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2028	1,315,517
2,700,000	Puerto Rico Commonwealth GO5	6.000	07/01/2035	1,238,625
390,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	178,912
3,670,000	Puerto Rico Commonwealth GO5	6.000	07/01/2040	1,683,612
5,050,000	Puerto Rico Commonwealth GO5	6.500	07/01/2037	2,316,687
5,675,000	Puerto Rico Commonwealth GO5	6.500	07/01/2040	2,603,406
1,866,384	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	899,466
1,866,385	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	899,467
1,967,211	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	948,806
1,967,211	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	949,081
655,737	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	317,213
655,738	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	317,213
2,000,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2029	965,000
1,095,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2042	528,338
18,990,000	Puerto Rico Electric Power Authority, Series A5	6.750	07/01/2036	9,162,675
3,620,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2033	1,746,650
23,480,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2043	11,329,100
9,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2022	4,342,500
9,625,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2031	4,644,063
20,170,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2027	9,732,025
13,295,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2028	6,414,838
510,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	515,717
6,320,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2032	3,049,400
5,285,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2037	2,550,013
3,700,000	Puerto Rico Electric Power Authority, Series WW5	5.000	07/01/2028	1,785,250
33,350,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2038	16,091,375
7,000,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2040	3,377,500
10,000,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2024	4,825,000
7,590,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	3,662,175
9,515,000	Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2028	118,937
4,945,000	Puerto Rico Highway & Transportation Authority[5]	5.300	07/01/2035	2,929,912

19        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$270,000	Puerto Rico Highway & Transportation Authority[5]	5.750%		07/01/2020	$3,375
8,980,000	Puerto Rico Highway & Transportation Authority, Series G5	5.000		07/01/2033	2,143,975
1,840,000	Puerto Rico Highway & Transportation Authority, Series G5	5.000		07/01/2042	439,300
1,120,000	Puerto Rico Highway & Transportation Authority, Series H5	5.450		07/01/2035	267,400
6,500,000	Puerto Rico Highway & Transportation Authority, Series K5	5.000		07/01/2027	1,551,875
1,145,000	Puerto Rico Highway & Transportation Authority, Series K5	5.000		07/01/2030	273,369
2,600,000	Puerto Rico Highway & Transportation Authority, Series L, NPFGC[1]	5.250		07/01/2023	2,791,698
915,000	Puerto Rico Highway & Transportation Authority, Series L, FGIC[12]	5.250		07/01/2030	576,679
78,610,000	Puerto Rico Highway & Transportation Authority, Series M5	5.000		07/01/2046	18,768,137
3,190,000	Puerto Rico Highway & Transportation Authority, Series N, NPFGC[1]	5.250		07/01/2032	3,396,010
57,615,000	Puerto Rico Highway & Transportation Authority, Series N, FGIC[12]	5.250		07/01/2039	36,311,854
25,255,000	Puerto Rico Infrastructure[11]	5.000		07/01/2031	1,736,281
675,000	Puerto Rico Infrastructure[5]	5.000		07/01/2037	46,406
17,490,000	Puerto Rico Infrastructure[11]	5.000		07/01/2037	1,202,437
142,985,000	Puerto Rico Infrastructure[5]	5.000		07/01/2041	9,830,219
41,740,000	Puerto Rico Infrastructure[11]	5.000		07/01/2046	2,869,625
16,955,000	Puerto Rico Infrastructure, AMBAC	5.646	[2]	07/01/2029	8,798,289
65,725,000	Puerto Rico Infrastructure, FGIC[12]	5.728	[2]	07/01/2045	8,481,154
25,000,000	Puerto Rico Infrastructure, FGIC[12]	5.797	[2]	07/01/2032	6,052,000
1,540,000	Puerto Rico Infrastructure[5]	6.000		12/15/2026	881,650
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500		10/01/2037	833,935
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	1,315,143
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	5,753,415
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	834,085
835,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		12/01/2021	835,451
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	1,129,248
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	6,283,741
3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	3,102,355
650,000	Puerto Rico ITEMECF (International American University)[1]	5.000		10/01/2031	672,367
4,015,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	3,940,160
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2042	137,976
5,490,000	Puerto Rico ITEMECF (University Plaza), NPFGC[1]	5.000		07/01/2033	5,537,543
4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	2,356,577
90,355,000	Puerto Rico Public Buildings Authority[11]	5.000		07/01/2036	39,078,537
7,500,000	Puerto Rico Public Buildings Authority[11]	5.000		07/01/2037	3,243,750
18,585,000	Puerto Rico Public Buildings Authority[5]	5.250		07/01/2029	8,038,012
121,570,000	Puerto Rico Public Buildings Authority[11]	5.250		07/01/2033	52,579,025

20        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$9,450,000	Puerto Rico Public Buildings Authority[5]	5.375%		07/01/2033	$4,087,125
850,000	Puerto Rico Public Buildings Authority[5]	5.500		07/01/2037	367,625
2,110,000	Puerto Rico Public Buildings Authority[5]	5.625		07/01/2039	912,575
31,050,000	Puerto Rico Public Buildings Authority[5]	6.000		07/01/2041	13,429,125
1,500,000	Puerto Rico Public Buildings Authority[5]	6.250		07/01/2021	648,750
7,500,000	Puerto Rico Public Buildings Authority[5]	6.250		07/01/2031	3,243,750
8,000,000	Puerto Rico Public Buildings Authority[11]	6.500		07/01/2030	3,460,000
7,500,000	Puerto Rico Public Buildings Authority[11]	6.750		07/01/2036	3,243,750
11,810,000	Puerto Rico Public Finance Corp., Series B11	5.500		08/01/2031	383,825
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000		08/01/2024	653,388
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000		08/01/2043	311,038
288,445,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	159,365,863
75,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500		08/01/2037	15,656
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.499	[2]	08/01/2042	7,468,800
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A5	6.500		08/01/2044	1,712,794
129,035,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.567	[2]	08/01/2043	30,337,419
16,265,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.658	[2]	08/01/2041	4,275,581
9,370,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.718	[2]	08/01/2045	1,971,073
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A5	7.886	[2]	08/01/2034	1,032,219
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[5]	5.250		08/01/2043	2,087,500
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.250		08/01/2041	2,084,369
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.375		08/01/2036	835,000
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	50,717,963
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.000		08/01/2039	302,688
250,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.000		08/01/2042	52,188
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.750	[6]	08/01/2032	8,239,363
4,525,000	University of Puerto Rico	5.000		06/01/2026	3,009,125
7,280,000	University of Puerto Rico, Series P	5.000		06/01/2030	4,841,200
24,375,000	University of Puerto Rico, Series Q	5.000		06/01/2030	16,209,375
67,190,000	University of Puerto Rico, Series Q	5.000		06/01/2036	44,681,350
1,500,000	V.I. Public Finance Authority[1]	5.000		09/01/2033	1,642,500
2,180,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2032	2,292,139
2,280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000		10/01/2032	1,504,618
10,920,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000		10/01/2029	11,549,647
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.000		10/01/2039	385,028
2,555,000	V.I. Public Finance Authority, Series A1	5.000		10/01/2032	2,686,429
5,000,000	V.I. Public Finance Authority, Series C	5.000		10/01/2039	3,202,400

21        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$11,100,000	V.I. Tobacco Settlement Financing Corp.	7.296%[2]	05/15/2035	$2,125,539

				1,278,036,434

Total Municipal Bonds and Notes (Cost $7,223,783,123)				6,189,425,614

Shares
Common Stock—0.1%
1,401	CMS Liquidating Trust[13,14,15] (Cost $4,483,200)			3,817,725
Total Investments, at Value (Cost $7,228,266,323)—111.2%				6,193,243,339
Net Other Assets (Liabilities)—(11.2)				(624,961,035)

Net Assets—100.0%				$ 5,568,282,304

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See Note 3 of the accompanying Notes.

9. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

12. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

13. Non-income producing security.

14. Received as a result of a corporate action.

15. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
AFSFBM	Advocates for Services for the Blind Multihandicapped
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies

22        OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AMBAC	AMBAC Indemnity Corp.
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Autistic Children
ERDA	Energy Research and Devel. Authority
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility

23        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SANC	St. Anne’s Nursing Center
SAR	St. Anne’s Residence
SCOSMC	St. Catherine of Siena Medical Center
SFUMP	Services for the Underserved - MR Programs
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCAS	United Cerebral Palsy and handicapped Children’s Association of Syracuse
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

24        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades

25        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

26        OPPENHEIMER ROCHESTER FUND MUNICIPALS

2. Securities Valuation (Continued)

assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,911,389,180	$—	$4,911,389,180
U.S. Possessions	—	1,278,036,434	—	1,278,036,434
Common Stock	—	—	3,817,725	3,817,725

Total Assets	$—	$6,189,425,614	$3,817,725	$6,193,243,339

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$7,134,656	$ (7,134,656)
Total Assets	$7,134,656	$ (7,134,656)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a

27        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase

28        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity

29        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $123,985,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $942,353,379 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $517,100,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 13,250,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0550 Trust	8.528%	2/15/42	$17,600,505
7,000,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF0564 Trust	12.874	11/15/57	10,934,980
8,335,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF0572 Trust	12.110	11/15/36	13,002,933
7,955,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF0583 Trust	12.810	11/15/56	11,867,746

30        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040 Trust[3]	15.486%	10/1/34	$3,795,400
5,000,000	NYC GO Tender Option Bond Series 2015-XF2103 Trust	16.498	3/1/21	6,210,200
710,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-2 Trust	17.650	11/1/39	807,866
2,730,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-3 Trust	18.250	11/1/46	3,148,919
775,000	NYC HDC, Series C-1 Tender Option Bond Series 2015-XF0009 Trust	17.400	11/1/34	908,610
7,935,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF0238 Trust	17.680	6/15/19	12,012,638
5,395,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2141 Trust[3]	16.996	6/15/43	8,066,226
3,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2156 Trust[3]	16.688	7/15/37	5,684,400
6,250,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2157 Trust[3]	15.677	7/15/37	9,760,000
7,500,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2038 Trust[3]	8.523	5/1/34	9,661,800
10,170,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2039 Trust[3]	8.521	2/1/30	13,485,318
17,015,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2474 Trust	8.599	5/1/40	22,441,764
10,000,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2017-XF0566 Trust	12.236	2/1/43	14,854,300
19,770,000	NYS DA (Sales Tax) Tender Option Bond Series 2016-XF0529-1 Trust	8.579	3/15/33	27,661,789
19,995,000	NYS DA (Sales Tax) Tender Option Bond Series 2016-XF0529-2 Trust	8.580	3/15/35	27,623,492
10,000,000	NYS DA (Sales Tax) Tender Option Bond Series 2017-XF0567 Trust	12.116	3/15/38	15,424,600
11,715,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF2475 Trust	8.600	2/15/33	16,106,602
13,995,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF2475-2 Trust	8.600	2/15/40	18,518,884
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042 Trust[3]	15.482	3/15/34	5,903,295
3,410,000	NYS HFA Tender Option Bond Series 2015-XF2134 Trust[3]	13.387	11/1/45	3,421,526
7,500,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2153 Trust[3]	8.841	1/15/44	8,661,450
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender Option Bond Series 2015-XF2107 Trust	18.016	1/15/46	21,732,036
3,750,000	Port Authority NY/NJ Tender Option Bond Series 2015-XF2138 Trust[3]	19.604	9/15/28	4,092,750
20,000,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0002 Trust	8.950	11/1/35	20,886,800

31        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 7,500,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF0031 Trust	14.312%	11/1/30	$8,113,575
28,970,000	Port Authority NY/NJ, 152nd Series Tender Option Bond Series 2015-XF2106 Trust	9.544	11/1/35	30,343,178
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option Bond Series 2015-XF0237 Trust	15.659	1/15/19	7,019,181
10,755,000	Port Authority NY/NJ, 166th Series Tender Option Bond Series 2016-XF2211 Trust	8.525	1/15/41	13,111,958
9,335,000	Port Authority NY/NJ, 198th Series Tender Option Bond Series 2017-XF0565 Trust	12.872	11/15/56	14,182,012
7,500,000	Port Authority NY/NJ, 3249th Series Tender Option Bond Series 2015 XF-2025 Trust[3]	9.029	7/15/36	9,350,700
7,650,000	Port Authority NY/NJ, 3264th Series Tender Option Bond Series 2015 XF-2028 Trust[3]	8.523	10/15/31	8,855,946

				$425,253,379

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $517,100,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are

32        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$63,243,055
Sold securities	19,114,580

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

    In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation

33        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$1,019,597,406
Market Value	$473,365,005
Market Value as % of Net Assets	8.50%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

34        OPPENHEIMER ROCHESTER FUND MUNICIPALS

4. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

35        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/14/2017